CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings (loss)	$ (19.7)	$ 510.5
Adjustments for:
Finance costs	8.8	10.9
Depreciation expense	266.2	266.0
Derivative gain	(1.8)	(6.9)
Income taxes	38.0	97.6
Interest income	(13.3)	(9.4)
Reversal of impairment charges	0.0	(524.1)
Gain on sale of a 30% interest in the Côté Gold Project	0.0	(19.2)
Share of net earnings from investments in associates and incorporated joint ventures, net of income taxes	(12.6)	(15.0)
Write-down of inventories	4.9	14.2
Loss on redemption of 6.75% Senior Notes	0.0	20.2
Write-down of related party loan receivable	10.9	0.0
Write-down of assets	9.2	2.5
Effects of exchange rate fluctuation on short-term investments	5.2	0.0
Effects of exchange rate fluctuation on cash and cash equivalents	4.7	(11.4)
Other non-cash items	18.7	9.6
Adjustments for cash items:
Dividends from Sadiola	2.1	2.1
Settlement of derivatives	10.9	1.4
Disbursements related to asset retirement obligations	(4.9)	(5.0)
Movements in non-cash working capital items and non-current ore stockpiles	(97.3)	1.3
Cash from operating activities, before income taxes paid	230.0	345.3
Income taxes paid	(38.9)	(50.0)
Net cash from operating activities	191.1	295.3
Investing activities
Capital expenditures for property, plant and equipment	(257.2)	(197.0)
Capitalized borrowing costs	(28.1)	(24.1)
Capital expenditures for exploration and evaluation assets	(42.5)	(13.4)
Net proceeds from sale of a 30% interest in the Côté Gold Project	92.1	96.5
Decrease in restricted cash	1.1	88.1
Acquisition of Saramacca exploration and evaluation asset	(8.2)	(5.0)
Interest received	12.6	7.7
Disposal of short-term investments	4.8
(Purchase) of short-term investments		(127.2)
Purchase of additional common shares of associate	0.0	(7.4)
Other investing activities	0.5	4.4
Net cash used in investing activities	(224.9)	(177.4)
Financing activities
Interest paid	(0.3)	(8.6)
Payment of finance lease obligations	(1.2)	(0.1)
Dividends paid to non-controlling interests	(3.7)	(3.1)
Redemption of 6.75% Senior Notes	0.0	(505.6)
Net proceeds from issuance of 7% Senior Notes	0.0	393.6
Long-term prepayment for finance lease	0.0	(4.9)
Proceeds from issuance of flow-through shares	0.0	15.1
Other financing activities	(5.3)	(3.6)
Net cash used in financing activities	(10.5)	(117.2)
Effects of exchange rate fluctuation on cash and cash equivalents	(4.7)	11.4
Increase (decrease) in cash and cash equivalents	(49.0)	12.1
Cash and cash equivalents, beginning of the year	664.1	652.0
Cash and cash equivalents, end of the year	$ 615.1	$ 664.1